Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Personnel Salaries and Expenses

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Personnel compensation	(180,671)	(185,677)	(181,431)
Bonuses or gratifications	(79,945)	(68,154)	(82,129)
Compensation for years of service	(24,402)	(17,292)	(12,830)
Training expenses	(1,174)	(931)	(825)
Health and life insurance	(1,052)	(2,831)	(2,910)
Other personnel expenses	(19,476)	(17,306)	(18,084)
Totals	(306,720)	(292,191)	(298,209)